Equity (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Apr. 07, 2025	Mar. 31, 2025
Public offering price		$ 4.00
Professional services fee	$ 225,390
Equity Purchase Agreement description	On December 17, 2025, the Company entered into an Equity Purchase Agreement establishing an Equity Line of Credit (the “ELOC”) with ARC Group International Ltd. (“ARC”). Under the terms of the ELOC, the Company holds the unilateral right, but not the obligation, to direct ARC to purchase up to $100,000,000 of the Company’s ordinary shares over a 36-month commitment window. As consideration for ARC’s commitment, the Company issued 1,200,000 ordinary shares, which were recorded at their grant-date fair value of $1,320,000 at $1.10 per share as a credit to equity and capitalized as Deferred Offering Costs within non-current assets. These deferred costs are amortized on a pro-rata basis into Additional Paid-in Capital as a direct issuance cost when drawdowns occur, or expensed immediately in the consolidated statements of operations if the ELOC expires or is terminated before full utilization. As of July 20, 2026, no share sales or drawdowns had occurred, and the capitalized asset remained unamortized at $1,320,000.
Jiangxi Alphabet [Member]
non-controlling equity interest rate	28.60%		28.60%
Huizuoye [Member]
non-controlling equity interest rate	49.00%		49.00%
Chongqing Huizhi [Member]
non-controlling equity interest rate	40.00%
Jiangxi Yunxiaotong [Member]
non-controlling equity interest rate	49.00%
Jiaotou [Member]
non-controlling equity interest rate			35.00%
Inner Mongolia Mengyun Digital Technology Co Ltd [Member]
non-controlling equity interest rate			51.00%